Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,738,821)	$ (5,551,667)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	63,257	116,035
Stock based compensation	516,180	2,176,098
Amortization of license fees	22,500	22,500
Amortization of right-of-use assets, net of liabilities	(7,781)	(2,778)
Amortization of debt discount	115,184	4,979
Change in fair value of derivative liability	(7,737)
Loss on issuance of convertible note	280,764
Loss on impairment of fixed assets		16,356
Changes in operating assets and liabilities:
Accounts receivable	(64,682)	(66,438)
Inventory	(69,052)	13,504
Prepaid expenses and other assets	77,705	215,002
Accounts payable	496,242	12,025
Accrued liabilities	419,263	172,352
Interest payable	41,023	7,667
Deferred revenue	(63,765)	265,580
Net cash used in operating activities	(1,919,720)	(2,598,785)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	988,472
Proceeds from issuance of Series D preferred stock	192,338	293,333
Proceeds from issuance of pre-delivery shares	4,750
Deferred offering costs	(23,862)
Net cash provided by financing activities	1,161,698	293,333
Decrease in cash and cash equivalents	(758,022)	(2,305,452)
Cash and cash equivalents, beginning of year	1,784,009	4,089,461
Cash and cash equivalents, end of year	1,025,987	1,784,009
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash disclosures of cash flow information:
Deferred offering costs – issuance of common stock issued as offering costs	1,483,932
Derivative liabilities recognized as debt discounts	430,814
Conversion of convertible notes payable and accrued interest to common stock		241,811
Subscription receivable - Issuance of series D preferred		28,734
Officer forgiveness of accrued compensation		$ 58,415